Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Consolidated net income	€ 5,055	€ 3,222	€ 2,158
Adjustments to reconcile profit (loss) [abstract]
Non-monetary items and reclassified items for presentation	10,310	12,221	11,497
Operating taxes and levies	1,924	1,827	1,840
Gains (losses) on disposal of fixed assets, investments and activities	(228)	(277)	(197)
Other gains and losses	(23)	(9)
Depreciation and amortization of fixed assets	7,134	7,110	7,047
Depreciation and amortization of financed assets	55	14
Depreciation and amortization of right-of-use assets	1,384	1,275
Changes in provisions	(504)	(484)	(17)
Reclassification of cumulative translation adjustment from liquidated entities		(12)	(1)
Impairment of goodwill		54	56
Impairment of fixed assets	30	(73)	49
Impairment of right-of-use assets	57	33
Share of profits (losses) of associates and joint ventures	2	(8)	(3)
Operational net foreign exchange and derivatives	(11)	9	2
Finance costs, net	1,314	1,261	1,362
Income tax	(848)	1,447	1,309
Share-based compensation	23	55	50
Changes in working capital and operating banking activities	(640)	(934)	(236)
Decrease (increase) in inventories, gross	72	69	(152)
Decrease (increase) in trade receivables, gross	(488)	(45)	(97)
Increase (decrease) in trade payables	(122)	(85)	177
Changes in other customer contract assets and liabilities	(41)	(60)	12
Changes in other assets and liabilities	(62)	(813)	(176)
Other net cash out	(2,028)	(4,319)	(3,913)
Operating taxes and levies paid	(1,929)	(1,939)	(1,777)
Dividends received	6	17	51
Interest paid and interest rates effects on derivatives, net	(1,264)	(1,318)	(1,259)
Tax dispute for fiscal years 2005-2006	2,246
Income tax paid excluding the effect of the tax litigation for years 2005-2006	(1,086)	(1,079)	(928)
Net cash provided by operating activities	12,697	10,190	9,506
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets	(7,176)	(7,582)	(7,692)
Purchases of property, plant and equipment and intangible assets	(8,546)	(8,422)	(7,642)
Increase (decrease) in fixed assets payables	958	179	(289)
Investing donations received in advance	39	32	47
Sales of property, plant and equipment and intangible assets	374	628	192
Cash paid for investment securities, net of cash acquired	(49)	(559)	(284)
Investments in associates and joint ventures	(7)	(2)	(6)
Purchases of equity securities measured at fair value	(67)	(44)	(104)
Sales of investment securities, net of cash transferred	19	529	110
Decrease (increase) in securities and other financial assets	1,716	(1,711)	(576)
Decrease (increase) in securities and other financial assets: Investments at fair value, excluding cash equivalents	1,568	(2,025)	55
Decrease (increase) in securities and other financial assets: Investments at fair value, other	148	314	(631)
Net cash used in investing activities	(5,564)	(9,370)	(8,552)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	2,694	8,351	5,214
Medium and long-term debt redemptions and repayments	(3,476)	(4,650)	(4,095)
Repayments of lease liabilities	(1,398)	(1,429)
Increase (decrease) of bank overdrafts and short-term borrowings	(413)	(945)	(43)
Redemption of subordinated notes reclassified in 2019 as short-term borrowings	(500)
Decrease (increase) of cash collateral deposits	(747)	590	208
Exchange rates effects on derivatives, net	37	26	7
Subordinated notes issuances (purchases) and other related fees	(12)	419
Coupon on subordinated notes	(280)	(276)	(280)
Purchases of treasury shares - Orange Vision 2020 free share award plan		(27)	(101)
Proceeds (purchases) from treasury shares	7	(7)	3
Capital increase (decrease) - non-controlling interests	2	79	68
Changes in ownership interests with no gain / loss of control	(3)	(7)	(6)
Dividends paid to owners of the parent company	(1,595)	(1,857)	(1,860)
Dividends paid to non-controlling interests	(226)	(243)	(246)
Net cash used in financing activities	(5,410)	24	(1,131)
Net change in cash and cash equivalents	1,724	844	(177)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance	6,481	5,634	5,810
Cash change in cash and cash equivalents	1,724	844	(177)
Non-cash change in cash and cash equivalents	(59)	3	1
o/w effect of exchange rates changes and other non-monetary effects	(59)	3	1
Cash and cash equivalents in the closing balance	8,145	6,481	5,634
Investments securities, BT Shares [member]
Cash flows from (used in) investing activities [abstract]
Sales of investment securities, net of cash transferred		543	53
Other investment securities [member]
Cash flows from (used in) investing activities [abstract]
Sales of investment securities, net of cash transferred	19	(14)	57
SecureLink [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(371)
SecureData [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(95)
Basefarm Holding AS [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired			(230)
Business and Decision [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired			(36)
Other business combinations [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	€ (49)	€ (93)	€ (18)